IFRS 7 Disclosures - Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
-30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	$ (2,560)	$ (3,150)
General fund equity investments	(1,430)	(1,350)
Total underlying sensitivity before hedging	(3,990)	(4,500)
Impact of macro and dynamic hedge assets	2,060	2,420
Net potential impact on net income attributed to shareholders after impact of hedging	(1,930)	(2,080)
-20% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(1,480)	(1,850)
General fund equity investments	(890)	(840)
Total underlying sensitivity before hedging	(2,370)	(2,690)
Impact of macro and dynamic hedge assets	1,190	1,410
Net potential impact on net income attributed to shareholders after impact of hedging	(1,180)	(1,280)
-10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(630)	(800)
General fund equity investments	(440)	(410)
Total underlying sensitivity before hedging	(1,070)	(1,210)
Impact of macro and dynamic hedge assets	500	600
Net potential impact on net income attributed to shareholders after impact of hedging	(570)	(610)
+10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	440	600
General fund equity investments	450	380
Total underlying sensitivity before hedging	890	980
Impact of macro and dynamic hedge assets	(470)	(620)
Net potential impact on net income attributed to shareholders after impact of hedging	420	360
20% change in market value equity.
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	750	1,040
General fund equity investments	880	760
Total underlying sensitivity before hedging	1,630	1,800
Impact of macro and dynamic hedge assets	(820)	(1,110)
Net potential impact on net income attributed to shareholders after impact of hedging	810	690
+30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	960	1,350
General fund equity investments	1,320	1,130
Total underlying sensitivity before hedging	2,280	2,480
Impact of macro and dynamic hedge assets	(1,110)	(1,480)
Net potential impact on net income attributed to shareholders after impact of hedging	$ 1,170	$ 1,000